Note 4 - Asset Purchase: Equity Method Investments (Details) (USD $)	May 11, 2012
Details
Equipment Purchased	$ 23,000
Supplies Purchased	1,000
Inventory Purchased	1,000
Total Tangible Assets Purchased	25,000
Good will Purchased	5,000
Intellectual Property Purchased	1,467,500
Restrictive Covenant Purchased	2,500
Total intangible assets acquired	1,475,000
Total Assets acquired	$ 1,500,000